Investment in Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Property, Plant and Equipment [Table Text Block]	The Company’s investment in real estate consisted of the following (in thousands):

	December 31, 2012	December 31, 2011
Land	$88,961	$90,429
Building and Improvements	818,249	832,798
Furniture, Fixtures and Equipment	71,935	68,585
Franchise Fees	2,672	2,822

	981,817	994,634
Less Accumulated Depreciation	(179,491)	(148,257)

Investment in Real Estate, net	$802,326	$846,377

Schedule of Real Estate Properties [Table Text Block]	As of December 31, 2012, the Company owned 51 hotels, including three hotels held for sale, located in 18 states, consisting of the following:

Brand	Total by Brand	Number of Rooms
Homewood Suites	12	1,374
Courtyard	10	1,257
Residence Inn	7	923
Hilton Garden Inn	7	892
SpringHill Suites	4	593
TownePlace Suites	4	401
Hampton Inn	3	355
Fairfield Inn	3	221
Marriott	1	410
Total	51	6,426